Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Provision for Income Taxes [Abstract]
Schedule of provision for income taxes, current or deferred
December 31, 2015
Net operating losses	$1,371,196
Valuation allowance	(1,371,196)
$-

Schedule of effective tax rate as a percentage of income before taxes and federal statutory rate
Federal statutory rate	(34.0)%
State income taxes, net of federal	0.0
Valuation allowance	34.0
0.0%